UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8558

Multi-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio                                                                                                                   as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Biotechnology — 4.3%
Celgene Corp. (1)	48,000	$2,939,520
Cephalon, Inc. (1)(2)	41,000	3,403,410
Gilead Sciences, Inc. (1)(2)	10,300	852,531
		$7,195,461
Capital Markets — 1.4%
FCStone Group, Inc. (1)	14,026	$593,160
LYXOR ETF CAC 40	20,000	1,674,796
		$2,267,956
Commercial Banks — 0.5%
National Bank of Greece SA ADR	70,000	$842,800
		$842,800
Commercial Services & Supplies — 0.4%
Copart, Inc. (1)	23,769	$741,355
		$741,355
Communications Equipment — 9.4%
BigBand Networks, Inc. (1)	774	$13,375
CommScope, Inc. (1)(2)	101,000	5,527,730
Research In Motion, Ltd. (1)	38,829	6,448,720
Riverbed Technology, Inc. (1)(2)	89,000	3,712,190
		$15,702,015
Computer Peripherals — 3.3%
Apple, Inc. (1)	24,500	$2,978,220
Brocade Communications Systems, Inc. (1)	282,000	2,588,760
		$5,566,980
Construction & Engineering — 8.4%
Fluor Corp.	24,000	$2,498,400
Foster Wheeler, Ltd. (1)	111,500	11,544,710
		$14,043,110
Containers & Packaging — 1.6%
Owens-Illinois, Inc. (1)	77,000	$2,618,000
		$2,618,000
Diversified Consumer Services — 3.6%
Apollo Group, Inc., Class A (1)	48,000	$2,302,560
DeVry, Inc.	68,000	2,284,800
Laureate Education, Inc. (1)	24,333	1,457,790
		$6,045,150

Electrical Equipment — 0.7%
General Cable Corp. (1)(2)	17,000	$1,158,550
		$1,158,550
Electronic Equipment & Instruments — 0.5%
Daktronics, Inc. (2)	32,000	$766,720
		$766,720
Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc. (2)	17,000	$1,604,290
Hornbeck Offshore Services, Inc. (1)(2)	27,000	1,077,570
		$2,681,860
Food & Staples Retailing — 1.5%
Shoppers Drug Mart Corp.	30,000	$1,414,835
Susser Holdings Corp. (1)(2)	67,578	1,015,697
		$2,430,532
Food Products — 2.8%
Pilgrim’s Pride Corp.	135,000	$4,769,550
		$4,769,550
Health Care Equipment & Supplies — 1.1%
American Medical Systems Holdings, Inc. (1)(2)	41,000	$769,160
Thoratec Corp. (1)	52,965	1,049,237
		$1,818,397
Health Care Providers & Services — 1.5%
DaVita, Inc. (1)(2)	14,000	$773,220
Henry Schein, Inc. (1)(2)	30,000	1,605,900
Omnicare, Inc.	5,000	187,100
		$2,566,220
Hotels, Restaurants & Leisure — 1.7%
Cheesecake Factory, Inc. (The) (1)(2)	39,000	$1,100,580
Scientific Games Corp., Class A (1)(2)	48,000	1,792,320
		$2,892,900
Industrial Conglomerates — 0.6%
McDermott International, Inc. (1)	12,000	$936,000
		$936,000
Insurance — 0.5%
American International Group, Inc.	11,000	$795,740
		$795,740
Internet Software & Services — 5.5%
Ariba, Inc. (1)	207,785	$1,934,478
DealerTrack Holdings, Inc. (1)	27,500	992,475
Equinix, Inc. (1)(2)	9,000	786,420
Google, Inc., Class A (1)	8,500	4,230,875

Skillsoft PLC ADR (1)	135,000	$1,237,950
Switch & Data Facilities Co., Inc. (1)(2)	3,103	57,685
		$9,239,883
IT Services — 2.1%
MasterCard, Inc., Class A (2)	10,000	$1,495,500
MoneyGram International, Inc.	71,761	2,091,116
		$3,586,616
Machinery — 1.2%
Titan International, Inc. (2)	64,000	$2,018,560
		$2,018,560
Media — 2.4%
Comcast Corp., Class A (1)	99,000	$2,713,590
Live Nation, Inc. (1)	27,000	604,800
Virgin Media, Inc.	30,000	777,600
		$4,095,990
Metals & Mining — 7.3%
Aber Diamond Corp. (2)	16,120	$681,876
Freeport-McMoRan Copper & Gold, Inc.	23,500	1,849,450
Gammon Lake Resources, Inc. (1)	237,000	3,099,960
Thompson Creek Metals Co., Inc. (1)	386,000	6,365,335
Western Copper Corp. (1)	95,000	159,059
		$12,155,680
Multiline Retail — 2.0%
Bon-Ton Stores, Inc.	19,000	$906,300
Saks, Inc. (2)	123,000	2,464,920
		$3,371,220
Oil, Gas & Consumable Fuels — 9.7%
CNX Gas Corp. (1)	36,000	$1,060,560
ConocoPhillips	20,000	1,548,600
Hess Corp.	85,600	5,069,232
Quicksilver Resources, Inc. (1)(2)	54,000	2,402,460
Rosetta Resources, Inc. (1)	35,000	853,650
SXR Uranium One, Inc. (1)(2)	338,852	5,283,568
		$16,218,070
Personal Products — 1.6%
Herbalife, Ltd.	30,898	$1,243,645
Playtex Products, Inc. (1)	100,000	1,490,000
		$2,733,645
Pharmaceuticals — 5.6%
Abbott Laboratories	27,000	$1,521,449
Elan Corp. PLC ADR (1)(2)	172,000	3,391,840

Ipsen SA	13,000	$681,662
Shire PLC ADR (2)	55,000	3,836,250
		$9,431,201
Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc. (2)	37,809	$583,771
		$583,771
Real Estate Management & Development — 0.0%
Move, Inc. (1)	3,941	$16,552
		$16,552
Semiconductors & Semiconductor Equipment — 2.8%
Applied Micro Circuits Corp. (1)	495,000	$1,390,950
Atheros Communications, Inc. (1)	58,000	1,688,380
Cavium Networks, Inc. (1)(2)	1,640	34,686
MEMC Electronic Materials, Inc. (1)	25,000	1,519,500
		$4,633,516
Software — 3.1%
Borland Software Corp. (1)(2)	140,000	$834,400
Glu Mobile, Inc. (1)	7,143	88,788
i2 Technologies, Inc. (1)(2)	118,000	2,213,680
Transaction Systems Architects, Inc. (1)	24,000	817,200
Veraz Networks, Inc. (1)	185,484	1,292,823
		$5,246,891
Specialty Retail — 0.5%
GameStop Corp., Class A (1)	23,000	$850,540
		$850,540
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc. (1)(2)	4,331	$142,013
		$142,013
Thrifts & Mortgage Finance — 0.9%
IndyMac Bancorp, Inc. (2)	45,000	$1,511,100
		$1,511,100
Tobacco — 3.8%
Loews Corp. — Carolina Group	81,149	$6,309,335
		$6,309,335
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,000	$374,920
		$374,920

Wireless Telecommunication Services — 5.0%
NII Holdings, Inc., Class B (1)(2)	53,000	$4,317,910
Rogers Communications, Inc., Class B (2)	98,000	4,066,020
		$8,383,930
Total Common Stocks (identified cost $122,784,414)		$166,742,729

Short-Term Investments — 32.3%

	Shares/Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.303% (3)(4)	52,298	$52,297,738
Investment in Cash Management Portfolio, 4.73% (4)	$1,903	1,903,160
Total Short-Term Investments (identified cost, $54,200,898)		$54,200,898
Total Investments — 131.8% (identified cost $176,985,312)		$220,943,627
Other Assets, Less Liabilities — (31.8)%		$(53,352,046)
Net Assets — 100.0%		$167,591,581

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2007.
(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC and net income allocated from the Investment in Cash Management Portfolio for the three months ended May 31, 2007 were $97,558 and $176,279, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	105.9%	$177,442,335
Canada	16.4	27,519,374
Bermuda	6.9	11,544,710
France	1.4	2,356,458
Ireland	0.7	1,237,950
Greece	0.5	842,800
	131.8%	$220,943,627

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$177,632,139
Gross unrealized appreciation	$44,645,491
Gross unrealized depreciation	(1,334,003)
Net unrealized appreciation	$43,311,488

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 19, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	July 19, 2007